UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-08382

Deutsche Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2017 (Unaudited)

Deutsche Strategic Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 92.5%
Consumer Discretionary 24.3%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		140,000	141,750
144A, 4.625%, 1/15/2022		40,000	40,888
144A, 5.0%, 10/15/2025		143,000	146,754
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026		400,000	409,620
Ally Financial, Inc.:
3.25%, 2/13/2018		265,000	265,662
4.125%, 3/30/2020		590,000	606,962
5.75%, 11/20/2025		200,000	215,940
Altice Financing SA, 144A, 7.5%, 5/15/2026		210,000	229,992
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		210,000	222,206
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026		95,000	89,181
AMC Networks, Inc.:
4.75%, 8/1/2025		110,000	110,413
5.0%, 4/1/2024		265,000	273,281
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025		85,000	84,575
144A, 6.5%, 4/1/2027		70,000	68,950
Arch Merger Sub, Inc., 144A, 8.5%, 9/15/2025		100,000	96,875
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		295,000	303,850
Ashton Woods U.S.A. LLC:
144A, 6.75%, 8/1/2025		170,000	168,725
144A, 6.875%, 2/15/2021		78,000	80,243
Boyd Gaming Corp., 6.875%, 5/15/2023		50,000	53,750
CalAtlantic Group, Inc.:
5.0%, 6/15/2027		35,000	35,088
5.25%, 6/1/2026		119,000	122,570
Caleres, Inc., 6.25%, 8/15/2023		40,000	42,000
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024		200,000	195,500
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		120,000	122,026
144A, 5.125%, 5/1/2027		160,000	164,800
144A, 5.5%, 5/1/2026		385,000	401,844
144A, 5.875%, 4/1/2024		105,000	111,562
144A, 5.875%, 5/1/2027		155,000	164,687
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		214,000	217,745
144A, 6.375%, 9/15/2020		19,000	19,433
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/2020		20,000	19,700
CSC Holdings LLC, 144A, 5.5%, 4/15/2027		310,000	323,562
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		32,000	34,360
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		205,000	213,969
144A, 6.5%, 6/1/2026		160,000	171,600
Dana, Inc.:
5.375%, 9/15/2021		207,000	212,434
5.5%, 12/15/2024		55,000	57,338
DISH DBS Corp.:
5.875%, 7/15/2022		450,000	486,562
6.75%, 6/1/2021		30,000	33,113
Dollar Tree, Inc.:
5.25%, 3/1/2020		315,000	323,859
5.75%, 3/1/2023		105,000	110,775
Eldorado Resorts, Inc., 6.0%, 4/1/2025		70,000	74,375
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		310,000	323,020
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026		130,000	135,687
5.125%, 11/15/2023		60,000	62,774
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		150,000	153,375
144A, 5.25%, 12/15/2023		210,000	210,000
H&E Equipment Services, Inc., 144A, 5.625%, 9/1/2025		45,000	46,463
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024		110,000	114,400
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		85,000	89,250
144A, 5.75%, 4/15/2024		55,000	58,988
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025		50,000	52,245
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		25,000	22,625
KFC Holding Co., 144A, 4.75%, 6/1/2027		80,000	82,100
Lennar Corp.:
4.125%, 1/15/2022		130,000	133,900
4.75%, 11/15/2022		150,000	156,750
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025		100,000	102,250
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		45,000	44,831
Mediacom Broadband LLC, 6.375%, 4/1/2023		155,000	161,394
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		80,000	82,900
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		45,000	46,575
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		105,000	108,938
Penske Automotive Group, Inc., 5.5%, 5/15/2026		85,000	85,850
PetSmart, Inc., 144A, 5.875%, 6/1/2025		45,000	40,163
PulteGroup, Inc., 4.25%, 3/1/2021		320,000	332,448
Quebecor Media, Inc., 5.75%, 1/15/2023		80,000	85,600
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021		25,000	25,250
Sally Holdings LLC, 5.625%, 12/1/2025		150,000	153,189
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022		340,000	362,950
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		50,000	50,125
SFR Group SA:
144A, 6.0%, 5/15/2022		290,000	305,582
144A, 7.375%, 5/1/2026		315,000	340,206
Sirius XM Radio, Inc.:
144A, 5.0%, 8/1/2027		50,000	51,375
144A, 5.375%, 7/15/2026		150,000	157,500
Suburban Propane Partners LP, 5.75%, 3/1/2025		45,000	44,325
Tenneco, Inc., 5.0%, 7/15/2026		110,000	111,100
Tesla, Inc., 144A, 5.3%, 8/15/2025		415,000	409,273
Toll Brothers Finance Corp., 4.875%, 11/15/2025		95,000	98,206
TRI Pointe Group, Inc., 4.875%, 7/1/2021		610,000	637,450
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		270,000	279,450
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		305,000	316,437
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		80,000	81,600
144A, 8.5%, 10/15/2022		80,000	83,700
Virgin Media Secured Finance PLC, 144A, 5.5%, 8/15/2026		200,000	211,500
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		45,000	46,463
			13,766,726
Consumer Staples 2.6%
Aramark Services, Inc.:
4.75%, 6/1/2026		305,000	319,579
5.125%, 1/15/2024		60,000	63,750
B&G Foods, Inc., 5.25%, 4/1/2025		215,000	220,912
Chobani LLC, 144A, 7.5%, 4/15/2025		25,000	27,188
Cott Beverages, Inc., 5.375%, 7/1/2022		145,000	150,619
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		200,000	202,000
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025		60,000	60,150
144A, 7.25%, 6/1/2021		205,000	210,043
144A, 8.25%, 2/1/2020		65,000	65,975
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025		60,000	62,400
144A, 5.75%, 3/1/2027		75,000	77,625
			1,460,241
Energy 12.7%
Andeavor:
144A, 4.75%, 12/15/2023		50,000	53,704
144A, 5.125%, 12/15/2026		125,000	135,602
Andeavor Logistics LP:
5.25%, 1/15/2025		170,000	180,200
6.125%, 10/15/2021		30,000	31,013
6.375%, 5/1/2024		65,000	70,688
Antero Midstream Partners LP, 5.375%, 9/15/2024		70,000	71,400
Antero Resources Corp.:
5.375%, 11/1/2021		85,000	86,487
5.625%, 6/1/2023		60,000	61,050
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,788
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023		40,000	38,800
8.25%, 7/15/2025		70,000	72,450
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027		105,000	108,675
5.875%, 3/31/2025		105,000	112,875
7.0%, 6/30/2024		100,000	113,750
Chesapeake Energy Corp., 144A, 8.0%, 6/15/2027		40,000	38,000
Continental Resources, Inc.:
4.5%, 4/15/2023		165,000	162,525
5.0%, 9/15/2022		580,000	582,900
Crestwood Midstream Partners LP:
5.75%, 4/1/2025		80,000	81,000
6.25%, 4/1/2023		40,000	41,300
DCP Midstream Operating LP, 2.7%, 4/1/2019		200,000	198,750
Diamondback Energy, Inc., 4.75%, 11/1/2024		70,000	70,175
Energy Transfer Equity LP, 7.5%, 10/15/2020		500,000	564,375
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024		50,000	50,250
Genesis Energy LP, 6.5%, 10/1/2025		225,000	220,500
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024		35,000	34,300
144A, 6.375%, 5/15/2025		70,000	68,863
6.625%, 5/1/2023		30,000	29,850
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		110,000	106,150
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		80,000	83,200
Laredo Petroleum, Inc., 6.25%, 3/15/2023		90,000	92,025
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		150,000	119,812
144A, 6.5%, 1/15/2025		149,000	138,384
Murphy Oil Corp., 5.75%, 8/15/2025		160,000	162,080
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027		45,000	48,206
Newfield Exploration Co., 5.375%, 1/1/2026		25,000	26,125
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027		105,000	108,150
NuStar Logistics LP, 5.625%, 4/28/2027		157,000	166,420
Oasis Petroleum, Inc., 6.875%, 1/15/2023		10,000	9,570
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		35,000	35,000
144A, 5.375%, 1/15/2025		55,000	55,275
PDC Energy, Inc., 144A, 6.125%, 9/15/2024		60,000	61,500
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022		15,000	15,375
144A, 6.375%, 3/31/2025		110,000	112,200
Petrobras Global Finance BV, 6.125%, 1/17/2022		110,000	116,600
Range Resources Corp.:
4.875%, 5/15/2025		165,000	157,987
144A, 5.0%, 8/15/2022		100,000	98,250
144A, 5.875%, 7/1/2022		65,000	66,300
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		94,225	97,530
Rice Energy, Inc., 7.25%, 5/1/2023		15,000	16,031
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		260,000	281,476
5.625%, 4/15/2023		150,000	165,786
5.875%, 6/30/2026		155,000	173,139
Summit Midstream Holdings LLC, 5.75%, 4/15/2025		40,000	40,100
Sunoco LP:
5.5%, 8/1/2020		50,000	51,465
6.25%, 4/15/2021		250,000	260,000
6.375%, 4/1/2023		45,000	47,419
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027		170,000	175,950
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025		35,000	32,375
Weatherford International Ltd.:
4.5%, 4/15/2022		105,000	93,712
144A, 9.875%, 2/15/2024		170,000	173,825
Whiting Petroleum Corp.:
5.75%, 3/15/2021		95,000	89,300
6.25%, 4/1/2023		70,000	64,925
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025		35,000	34,388
WPX Energy, Inc.:
6.0%, 1/15/2022		150,000	154,687
7.5%, 8/1/2020		101,000	109,080
			7,186,067
Financials 4.3%
AerCap Ireland Capital DAC:
3.95%, 2/1/2022		200,000	208,622
4.625%, 10/30/2020		670,000	714,182
Aircastle Ltd., 4.125%, 5/1/2024		155,000	160,084
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		95,000	95,594
CIT Group, Inc.:
3.875%, 2/19/2019		415,000	424,337
5.0%, 8/15/2022		400,000	432,960
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	267,500
CSTN Merger Sub, Inc., 144A, 6.75%, 8/15/2024		90,000	88,538
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		45,000	46,013
			2,437,830
Health Care 5.3%
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	64,200
Endo Finance LLC, 144A, 5.375%, 1/15/2023		80,000	67,000
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		45,000	46,913
HCA, Inc.:
4.5%, 2/15/2027		150,000	152,063
4.75%, 5/1/2023		300,000	316,440
5.25%, 6/15/2026		170,000	182,962
6.5%, 2/15/2020		340,000	370,253
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025		50,000	51,250
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	31,584
LifePoint Health, Inc.:
5.375%, 5/1/2024		120,000	124,200
5.5%, 12/1/2021		105,000	108,990
5.875%, 12/1/2023		85,000	89,542
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023		50,000	47,875
Tenet Healthcare Corp.:
144A, 4.625%, 7/15/2024		180,000	179,964
144A, 5.125%, 5/1/2025		70,000	70,434
144A, 7.5%, 1/1/2022		70,000	75,425
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		110,000	108,625
144A, 5.875%, 5/15/2023		105,000	89,513
144A, 6.125%, 4/15/2025		155,000	130,781
144A, 6.5%, 3/15/2022		70,000	73,413
144A, 7.0%, 3/15/2024		165,000	175,106
144A, 7.5%, 7/15/2021		385,000	377,781
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025		55,000	54,794
			2,989,108
Industrials 8.7%
ADT Corp.:
3.5%, 7/15/2022		55,000	54,824
5.25%, 3/15/2020		90,000	94,500
6.25%, 10/15/2021		155,000	168,493
Air Lease Corp., 4.75%, 3/1/2020		1,110,000	1,179,124
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		130,000	132,437
144A, 6.0%, 10/15/2022		95,000	96,425
144A, 8.75%, 12/1/2021		36,000	40,893
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025		20,000	20,018
CNH Industrial Capital LLC, 3.875%, 7/16/2018		60,000	60,675
Covanta Holding Corp.:
5.875%, 3/1/2024		85,000	85,000
5.875%, 7/1/2025		55,000	54,588
DAE Funding LLC:
144A, 4.5%, 8/1/2022		7,000	7,140
144A, 5.0%, 8/1/2024		17,000	17,383
DR Horton, Inc., 4.0%, 2/15/2020		30,000	31,221
FTI Consulting, Inc., 6.0%, 11/15/2022		80,000	82,800
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022		55,000	56,925
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		120,000	123,600
144A, 5.0%, 11/15/2025		60,000	64,950
Koppers, Inc., 144A, 6.0%, 2/15/2025		135,000	143,100
Masonite International Corp., 144A, 5.625%, 3/15/2023		65,000	67,763
Moog, Inc., 144A, 5.25%, 12/1/2022		50,000	51,875
Novelis Corp.:
144A, 5.875%, 9/30/2026		165,000	172,012
144A, 6.25%, 8/15/2024		85,000	89,781
Oshkosh Corp.:
5.375%, 3/1/2022		60,000	62,400
5.375%, 3/1/2025		240,000	252,000
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022		175,000	182,437
144A, 5.5%, 2/15/2024		165,000	171,600
Ply Gem Industries, Inc., 6.5% , 2/1/2022		145,000	151,106
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023		10,000	11,050
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025		60,000	62,400
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		105,000	109,099
Summit Materials LLC:
144A, 5.125%, 6/1/2025		20,000	20,400
6.125%, 7/15/2023		100,000	104,750
8.5%, 4/15/2022		45,000	50,738
Tennant Co., 144A, 5.625%, 5/1/2025		20,000	20,875
United Rentals North America, Inc.:
4.875%, 1/15/2028		215,000	217,150
5.5%, 5/15/2027		153,000	162,180
5.875%, 9/15/2026		110,000	119,735
7.625%, 4/15/2022		20,000	20,860
USG Corp., 144A, 4.875%, 6/1/2027		110,000	112,750
WESCO Distribution, Inc., 5.375%, 6/15/2024		80,000	83,600
ZF North America Capital, Inc., 144A, 4.0%, 4/29/2020		150,000	154,125
			4,964,782
Information Technology 3.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		35,000	35,656
Cardtronics, Inc.:
5.125%, 8/1/2022		50,000	51,000
144A, 5.5%, 5/1/2025		120,000	122,776
CDW LLC, 5.0%, 9/1/2025		60,000	62,550
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		135,000	138,881
Dell International LLC:
144A, 4.42%, 6/15/2021		195,000	205,477
144A, 5.875%, 6/15/2021		65,000	68,149
EMC Corp., 1.875%, 6/1/2018		300,000	298,917
First Data Corp., 144A, 7.0%, 12/1/2023		100,000	107,750
Gartner, Inc., 144A, 5.125%, 4/1/2025		40,000	42,150
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		85,000	87,656
Jabil, Inc., 5.625%, 12/15/2020		105,000	113,725
Match Group, Inc., 6.375%, 6/1/2024		50,000	54,313
NCR Corp.:
5.875%, 12/15/2021		20,000	20,775
6.375%, 12/15/2023		50,000	53,438
Netflix, Inc., 5.875%, 2/15/2025		150,000	162,375
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025		100,000	103,250
NXP BV, 144A, 4.125%, 6/1/2021		200,000	209,200
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		45,000	43,988
Symantec Corp., 144A, 5.0%, 4/15/2025		100,000	104,720
Western Digital Corp.:
144A, 7.375%, 4/1/2023		45,000	49,331
10.5%, 4/1/2024		75,000	89,062
			2,225,139
Materials 16.5%
AK Steel Corp.:
6.375%, 10/15/2025		65,000	64,188
7.0%, 3/15/2027		415,000	422,262
7.5%, 7/15/2023		300,000	324,750
Anglo American Capital PLC:
144A, 4.125%, 9/27/2022		200,000	207,500
144A, 4.75%, 4/10/2027		200,000	210,000
144A, 4.875%, 5/14/2025		300,000	318,360
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		200,000	213,000
144A, 7.25%, 5/15/2024		200,000	220,620
Ball Corp., 4.375%, 12/15/2020		45,000	47,025
Berry Plastics Corp., 5.5%, 5/15/2022		160,000	166,000
BWAY Holding Co., 144A, 5.5%, 4/15/2024		235,000	245,281
Cascades, Inc., 144A, 5.5%, 7/15/2022		55,000	56,925
Chemours Co.:
5.375%, 5/15/2027		145,000	151,162
6.625%, 5/15/2023		60,000	63,675
7.0%, 5/15/2025		25,000	27,563
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		55,000	53,900
Constellium NV:
144A, 6.625%, 3/1/2025		250,000	262,500
144A, 7.875%, 4/1/2021		250,000	265,625
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024		70,000	72,625
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		225,000	225,000
2.375%, 3/15/2018		495,000	495,000
3.55%, 3/1/2022		150,000	147,563
3.875%, 3/15/2023		100,000	99,000
5.4%, 11/14/2034		110,000	105,875
Greif, Inc., 7.75%, 8/1/2019		230,000	250,125
Hexion, Inc.:
6.625%, 4/15/2020		50,000	45,500
144A, 10.375%, 2/1/2022		25,000	24,375
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		120,000	129,000
144A, 7.625%, 1/15/2025		30,000	33,075
Huntsman International LLC, 5.125%, 11/15/2022		250,000	264,375
Kaiser Aluminum Corp., 5.875%, 5/15/2024		80,000	85,600
Mercer International, Inc., 144A, 6.5%, 2/1/2024		70,000	72,975
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		250,000	250,000
144A, 5.25%, 6/1/2027		165,000	164,587
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		100,000	103,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		175,000	182,383
5.75%, 10/15/2020		920,000	937,149
6.875%, 2/15/2021		132,868	136,356
144A, 7.0%, 7/15/2024		20,000	21,425
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		35,000	36,838
144A, 5.125%, 12/1/2024		15,000	15,938
Teck Resources Ltd.:
3.75%, 2/1/2023		250,000	251,737
4.75%, 1/15/2022		500,000	523,750
5.4%, 2/1/2043		150,000	149,625
144A, 8.5%, 6/1/2024		30,000	34,575
Tronox Finance LLC, 6.375%, 8/15/2020		275,000	279,469
United States Steel Corp.:
6.875%, 8/15/2025		185,000	188,237
144A, 8.375%, 7/1/2021		185,000	204,425
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		420,000	437,514
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		30,000	32,625
144A, 5.625%, 10/1/2024		15,000	16,275
			9,336,582
Real Estate 2.8%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024		55,000	57,475
144A, (REIT), 5.375%, 3/15/2027		70,000	74,025
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		70,000	73,325
(REIT), 5.375%, 4/1/2023		265,000	276,262
(REIT), 5.375%, 5/15/2027		210,000	226,013
(REIT), 5.75%, 1/1/2025		50,000	53,750
(REIT), 5.875%, 1/15/2026		50,000	54,875
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		260,000	260,172
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021		60,000	62,196
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026		20,000	20,750
(REIT), 6.375%, 2/15/2022		110,000	113,988
(REIT), 6.375%, 3/1/2024		105,000	114,056
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		125,000	131,257
(REIT), 4.875%, 6/1/2026		50,000	53,705
			1,571,849
Telecommunication Services 8.8%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		40,000	41,550
Series T, 5.8%, 3/15/2022		150,000	149,062
Series S, 6.45%, 6/15/2021		165,000	172,631
Series W, 6.75%, 12/1/2023		185,000	188,931
Series Y, 7.5%, 4/1/2024		165,000	172,837
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		70,000	69,759
CommScope, Inc., 144A, 5.0%, 6/15/2021		95,000	97,494
Frontier Communications Corp.:
6.25%, 9/15/2021		45,000	38,363
7.125%, 1/15/2023		235,000	184,475
8.5%, 4/15/2020		35,000	34,606
10.5%, 9/15/2022		220,000	198,000
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		90,000	102,488
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024		186,000	200,238
Level 3 Financing, Inc.:
5.375%, 8/15/2022		215,000	221,192
5.375%, 1/15/2024		60,000	61,332
6.125%, 1/15/2021		60,000	61,432
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		200,000	214,040
Sprint Capital Corp., 8.75%, 3/15/2032		80,000	99,200
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		85,000	93,075
7.0%, 8/15/2020		500,000	548,125
Sprint Corp., 7.125%, 6/15/2024		440,000	484,000
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024		351,000	373,376
6.125%, 1/15/2022		40,000	41,700
6.375%, 3/1/2025		151,000	162,608
6.5%, 1/15/2026		5,000	5,538
Telesat Canada, 144A, 8.875%, 11/15/2024		80,000	89,600
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		80,000	83,100
Zayo Group LLC:
144A, 5.75%, 1/15/2027		390,000	413,880
6.0%, 4/1/2023		205,000	216,982
6.375%, 5/15/2025		139,000	149,382
			4,968,996
Utilities 2.6%
AmeriGas Partners LP:
5.5%, 5/20/2025		160,000	162,000
5.75%, 5/20/2027		145,000	146,450
Calpine Corp., 5.75%, 1/15/2025		55,000	50,446
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	103,500
7.625%, 11/1/2024		140,000	144,375
144A, 8.125%, 1/30/2026		65,000	67,112
NGL Energy Partners LP, 5.125%, 7/15/2019		70,000	68,950
NRG Energy, Inc.:
6.25%, 7/15/2022		500,000	523,750
6.625%, 1/15/2027		45,000	47,250
7.25%, 5/15/2026		160,000	171,600
7.875%, 5/15/2021		6,000	6,195
			1,491,628
Total Corporate Bonds (Cost $50,623,581)			52,398,948
Asset-Backed 3.3%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3-month USD-LIBOR + 3.550%, 4.708% **, 7/18/2027		375,000	375,715
Babson CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.800%, 4.956% **, 7/20/2027		1,000,000	1,000,013
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3-month USD-LIBOR + 3.400%, 4.556% **, 7/20/2026		500,000	499,368
Total Asset-Backed (Cost $1,831,978)			1,875,096
Government & Agency Obligations 4.5%
Other Government Related (b) 0.9%
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		200,000	223,620
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		265,000	269,350
			492,970
Sovereign Bonds 3.6%
Dominican Republic, 144A, 6.875%, 1/29/2026		100,000	115,000
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		250,000	250,870
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	211,000
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	481	215
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	50,367
Republic of Panama, 9.375%, 1/16/2023		665,000	847,875
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	205,498
144A, 5.75%, 1/18/2022		365,000	385,611
			2,066,436
Total Government & Agency Obligations (Cost $2,479,456)			2,559,406
Loan Participations and Assignments 28.5%
Senior Loans **
Consumer Discretionary 7.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD-LIBOR + 2.250%, 3.511%, 2/16/2024		425,064	424,333
Altice U.S. Finance I Corp., Term Loan, 1-month USD-LIBOR + 2.250%, 3.484%, 7/28/2025		406,292	404,134
Atlantic Broadband Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.500%, 3.739%, 11/30/2019		967,575	962,012
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD-LIBOR + 2.000%, 3.234%, 10/25/2023		870,684	874,576
Quebecor Media, Inc., Term Loan B1, 3-month USD-LIBOR + 2.250%, 3.565%, 8/17/2020		924,031	930,000
Visteon Corp., Term Delay Draw B, 3-month USD-LIBOR + 2.250%, 3.546%, 3/24/2024		700,000	703,206
			4,298,261
Consumer Staples 2.4%
Albertson's LLC, Term Loan B6, 3-month USD-LIBOR + 3.000%, 4.317%, 6/22/2023		329,538	321,230
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.000%, 3.232%, 2/2/2024		1,039,775	1,044,163
			1,365,393
Energy 0.1%
MEG Energy Corp., Term Loan B, 1-month USD-LIBOR + 3.500%, 4.734%, 12/31/2023		40,100	39,861
Health Care 2.8%
Community Health Systems, Inc.:
Term Loan G, 3-month USD-LIBOR + 2.750%, 4.067% 12/31/2019		59,525	59,462
Term Loan H, 3-month USD-LIBOR + 3.000%, 4.317% 1/27/2021		103,348	102,972
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 6/24/2021		1,101,920	1,111,286
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD-LIBOR + 4.750%, 5.99%, 4/1/2022		296,145	301,529
			1,575,249
Industrials 4.0%
Ply Gem Industries, Inc., Term Loan, 3-month USD-LIBOR + 3.000%, 4.296%, 2/1/2021		596,138	601,357
Sabre GLBL, Inc., Term Loan B, 3-month USD-LIBOR + 2.750%, 3.984%, 2/22/2024		491,415	493,951
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 3.000%, 4.239%, 6/9/2023		466,142	467,469
Waste Industries U.S.A., Inc., Term Loan, 1-month USD-LIBOR + 2.750%, 3.989%, 2/27/2020		687,688	689,731
			2,252,508
Information Technology 1.1%
First Data Corp., Term Loan, 1-month USD-LIBOR + 2.500%, 3.736%, 4/26/2024		611,043	612,060
Materials 3.8%
American Rock Salt Co., LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.750%, 4.989%, 5/20/2021		721,943	723,449
Berry Plastics Group, Inc.:
Term Loan K, 1-month USD-LIBOR + 2.250%, 3.481% 2/8/2020		562,567	564,010
Term Loan L, 1-month USD-LIBOR + 2.250%, 3.481% 1/6/2021		304,001	304,477
MacDermid, Inc., Term Loan B6, 1-month USD-LIBOR + 3.000%, 4.234%, 6/7/2023		423,951	426,205
PolyOne Corp., Term Loan B3, 1-month USD-LIBOR + 2.000%, 3.227%, 11/11/2022		162,526	163,288
			2,181,429
Telecommunication Services 1.6%
DigitalGlobe, Inc., Term Loan B, 1-month USD-LIBOR + 2.750%, 3.989%, 1/15/2024		218,900	219,140
Level 3 Financing, Inc., Term Loan B, 1-month USD-LIBOR + 2.250%, 3.485%, 2/22/2024		665,000	665,778
			884,918
Utilities 5.1%
Calpine Corp., Term Loan B5, 3-month USD-LIBOR + 2.750%, 4.05%, 1/15/2024		1,817,900	1,814,910
NRG Energy, Inc., Term Loan B, 3-month USD-LIBOR + 2.250%, 3.546%, 6/30/2023		1,099,956	1,100,159
			2,915,069
Total Loan Participations and Assignments (Cost $16,095,782)			16,124,748
Convertible Bond 0.2%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (c) (Cost $120,515)		120,148	116,484
		Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.		31	591
Materials 0.0%
GEO Specialty Chemicals, Inc.* (c)		11,502	4,281
Total Common Stocks (Cost $19,550)			4,872
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $20,981)		95	881
Cash Equivalents 3.3%
Deutsche Central Cash Management Government Fund, 1.06% (d) (Cost $1,893,239)		1,893,239	1,893,239
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $73,085,082)		132.3	74,973,674
Other Assets and Liabilities, Net		1.2	703,808
Notes Payable		(33.5)	(19,000,000)
Net Assets		100.0	56,677,482

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
* Non-income producing security.
** Floating rate security. These securities are shown at their current rate as of August 31, 2017.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Government-backed debt issued by financial companies or government sponsored enterprises.
(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
JSC: Joint Stock Company
LIBOR: London Interbank Offered Rate
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Corporate Bonds	$—	$52,398,948	$—	$52,398,948
Asset-Backed	—	1,875,096	—	1,875,096
Government & Agency Obligations	—	2,559,406	—	2,559,406
Loan Participations and Assignments	—	16,124,748	—	16,124,748
Convertible Bond	—	—	116,484	116,484
Common Stocks	591	—	4,281	4,872
Warrant	—	—	881	881
Short-Term Investments (d)	1,893,239	—	—	1,893,239
Total	$1,893,830	$72,958,198	$121,646	$74,973,674

There have been no transfers between fair value measurement levels during the period ended August 31, 2017.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2017